Note 14 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Activity [Table Text Block]
	2022		2021
		Weighted		Weighted
	Number of	Average Grant	Number of	Average Grant
	Shares	Date Fair Value	Shares	Date Fair Value

Unvested at the beginning of the year	18,845	$13.30	28,266	$13.30
Granted	--	--	--	--
Vested	(9,123)	13.30	(9,421)	13.30
Forfeited	(600)	13.30	--	--
Unvested at the end of the year	9,122	$13.30	18,845	$13.30

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	2022			2021
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	233,136	$10.96	4.2	240,636	$10.98	5.2
Granted	--	--	--	--	--	--
Exercised	(23,000)	8.55	--	(7,500)	11.57	--
Forfeited	(14,200)	10.96	--	--	--	--
Outstanding at the end of the period	195,396	$11.24	3.5	233,136	$10.96	4.2
Exercisable at the end of the period	170,009	$10.90	6.4	180,081	$10.28	5.6